Financial Instruments (Details) - USD ($)	Feb. 28, 2021	Nov. 30, 2020
Financial Liabilities
Convertible debentures, carrying amount	$ 1,773,728	$ 1,791,791
Convertible debentures, fair value	1,783,882	1,784,646
Promissory notes payable, carrying amount	167,224	163,758
Promissory notes payable, fair value	$ 167,224	$ 163,758